Interim Condensed Consolidated Statements of Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue	$ 15,054	$ 11,667	$ 29,020	$ 22,528
Cost of revenue	(5,007)	(4,047)	(9,279)	(8,197)
Gross profit	10,047	7,620	19,741	14,331
Research and development costs	(8,891)	(8,990)	(18,225)	(18,465)
Selling and marketing costs	(7,203)	(8,235)	(13,627)	(16,099)
General and administrative costs	(14,041)	(14,697)	(27,283)	(29,078)
Other operating income, net	41	223	60	211
Operating loss	(20,047)	(24,079)	(39,334)	(49,100)
Finance expense, net	(1,276)	(608)	(1,582)	(841)
Loss before income taxes	(21,323)	(24,687)	(40,916)	(49,941)
Income tax (expense) benefit	(73)	6	(180)	(227)
Loss for the period	(21,396)	(24,681)	(41,096)	(50,168)
Attributable to the owners of the parent	$ (21,396)	$ (24,681)	$ (41,096)	$ (50,168)
Earnings per share [abstract]
Basic loss per share (in dollars per share)	$ (0.33)	$ (0.39)	$ (0.64)	$ (0.78)
Diluted loss per share (in dollars per share)	$ (0.33)	$ (0.39)	$ (0.64)	$ (0.78)